Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 1, 2012

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET CORE PLUS BOND FUND

Dated May 1, 2012

The second paragraph under the heading "Principal investment strategies" in the Summary Prospectus and the Prospectus of the Fund is deleted and replaced with the following:

The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund's net assets may be invested in debt securities that are not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade are commonly known as "junk bonds"or "high yield securities." The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	waf8_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET CORE PLUS BOND FUND

Dated May 1, 2012

The second paragraph under the heading "Principal investment strategies" in the Summary Prospectus and the Prospectus of the Fund is deleted and replaced with the following:

The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund's net assets may be invested in debt securities that are not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade are commonly known as "junk bonds"or "high yield securities." The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

Western Asset Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf8_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET CORE PLUS BOND FUND

Dated May 1, 2012

The second paragraph under the heading "Principal investment strategies" in the Summary Prospectus and the Prospectus of the Fund is deleted and replaced with the following:

The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund's net assets may be invested in debt securities that are not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade are commonly known as "junk bonds"or "high yield securities." The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012